UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)              (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Crow Point Small-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 95.05%

Consumer Discretionary - 13.51%
*	Boot Barn Holdings, Inc.	13,773	$412,226
*	Cooper-Standard Holdings, Inc.	1,746	241,699
*	Five Below, Inc.	3,642	424,184
*	IMAX Corp.	12,383	291,001
	The Children's Place, Inc.	2,132	300,079
*	TopBuild Corp.	5,892	366,954
	World Wrestling Entertainment, Inc.	6,658	581,976
			2,618,119
Consumer Staples - 1.04%
*	elf Beauty, Inc.	14,458	200,822
			200,822
Energy - 5.19%
*	Abraxas Petroleum Corp.	109,509	246,395
*	Navigator Holdings Ltd.	28,192	341,123
*	Whiting Petroleum Corp.	8,226	418,786
			1,006,304
Financials - 4.06%
*	Allegiance Bancshares, Inc.	5,708	254,291
*	Equity Bancshares, Inc.	5,715	231,972
*	Veritex Holdings, Inc.	9,854	301,729
			787,992
Health Care - 30.72%
*	Amarin Corp PLC	29,778	94,098
*	BrainStorm Cell Therapeutics, Inc.	27,362	108,354
*	Corcept Therapeutics, Inc.	23,955	359,804
*	CytoSorbents Corp.	42,835	627,533
*	Dynavax Technologies Corp.	23,465	324,990
*	Exact Sciences Corp.	5,161	386,507
*	Eyenovia, Inc.	14,279	72,823
*	Flexion Therapeutics, Inc.	8,158	186,818
*	HTG Molecular Diagnostics, Inc.	47,704	214,191
*	Immune Design Corp.	39,085	148,523
*	Intra-Cellular Therapies, Inc.	11,727	257,290
*	iRhythm Technologies, Inc.	2,868	266,982
*	Myriad Genetics, Inc.	6,219	309,644
*	Natera, Inc.	10,434	288,396
*	Nevro Corp.	4,270	287,883
*	Novocure Ltd.	15,061	678,498
*	PolarityTE, Inc.	18,170	519,299
*	resTORbio, Inc.	8,694	102,850
*	Selecta Biosciences, Inc.	17,530	237,707
*	Teladoc Health, Inc.	6,215	481,973
			5,954,163

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018
			Shares	Value (Note 1)

COMMON STOCKS - CONTINUED

	Industrials - 11.65%
		Apogee Enterprises, Inc.	4,516	$222,278
	*	Dycom Industries, Inc.	3,523	295,615
	*	Evoqua Water Technologies Corp.	15,732	304,886
		Interface, Inc.	10,471	246,592
		Kadant, Inc.	3,781	382,070
	*	Quanta Services, Inc.	7,133	246,730
	*	RBC Bearings, Inc.	2,525	378,270
	*	Spirit Airlines, Inc.	3,818	181,431
				2,257,872
	Information Technology - 25.38%
	*	Box, Inc.	16,183	397,454
	*	CEVA, Inc.	9,478	290,027
	*	CyberArk Software Ltd.	5,941	448,070
	*	Electro Scientific Industries, Inc.	12,742	279,687
	*	Euronet Worldwide, Inc.	2,786	272,471
	*	HubSpot, Inc.	2,780	399,486
	*	Integrated Device Technology, Inc.	9,512	404,165
	*	Lumentum Holdings, Inc.	6,628	450,041
	*	New Relic, Inc.	3,489	358,530
	*	Quotient Technology, Inc.	25,013	373,944
	*	Rapid7, Inc.	12,693	484,238
	*	RingCentral, Inc.	4,082	380,238
	*	Twilio, Inc.	4,736	382,006
				4,920,357
	Materials - 3.50%
	*	Ferro Corp.	12,646	277,580
	*	Ingevity Corp.	3,969	400,909
				678,489

		Total Common Stocks (Cost $15,642,455)		18,424,118

SHORT-TERM INVESTMENT - 0.02%
	§	Money Market Fiduciary Portfolio, 0.25%	4,417	4,417

		Total Short-Term Investment (Cost $4,417)		4,417

Total Value of Investments (Cost $15,646,872)(a) - 95.07%				$18,428,535

Other Assets Less Liabilities - 4.93%				955,108

	Net Assets - 100%			$19,383,643

§	Represents 7 day effective yield
µ	American Depositary Receipt
*	Non-income producing investment
				(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

The following acronym or abbreviation is used in this portfolio:
PLC - Public Limited Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$3,200,067
Aggregate Gross Unrealized Depreciation			(418,404)

Net Unrealized Appreciation			$2,781,663

Summary of Investments	% of Net
by Sector	Assets	Value
Consumer Discretionary	13.51%	$2,618,119
Consumer Staples	1.04%	200,822
Energy	5.19%	1,006,304
Financials	4.06%	787,992
Health Care	30.72%	5,954,163
Industrials	11.65%	2,257,872
Information Technology	25.38%	4,920,357
Materials	3.50%	678,489
Short-Term Investment	0.02%	4,417
Other Assets Less Liabilities	4.93%	955,108
Total Net Assets	100.00%	$19,383,643

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation

The Crow Point Small-Cap Growth Fund (the "Fund"), formerly known as the Crow Point Growth Fund, records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2018

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2018:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$18,424,118	$18,424,118	$-	$-
Short-Term Investment	4,417	4,417	-	-
Total Assets	$18,428,535	$18,428,535	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: October 18, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: October 18, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: October 18, 2018	Ashley E. Harris Treasurer and Principal Financial Officer